Fixed Assets (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements Property Plant And Equipment Gross		$ 227,372,453	$ 216,175,636
Accumulated depreciation and amortization		(22,682,586)	(21,579,365)
Vessels, vessel upgrades and capitalized dry docking, net		204,689,867	194,596,271
Property, Plant and Equipment, Gross		3,656,308	3,116,351
Accumulated depreciation		(678,562)	(558,733)
Other fixed assets, net	$ 2,928,459	2,977,746	2,557,618
Total fixed assets, net	$ 268,963,912	207,667,613	197,153,889
Vessels and Vessel upgrades [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements Property Plant And Equipment Gross		221,409,122	211,458,792
Capitalized Dry Docking [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements Property Plant And Equipment Gross		5,963,331	4,716,844
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		2,541,085	2,541,085
Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		268,313	268,313
Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 846,910	$ 306,953